Loans and advances to customers - Gross carrying amount of financial assets at FV through OCI and at amortized cost (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial assets	$ 1,407,320	$ 1,361,558
Loans and advances - Customers
Financial assets
Financial assets	728,335	676,636
Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	750,305	698,152
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers
Financial assets
Financial assets	2,875	771
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	2,880
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	2,880
Financial assets at fair value through other comprehensive income category | Loans and advances - Customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	2,880
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets	2,880
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	2,880
Financial assets at fair value through other comprehensive income category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	2,880
Financial assets at amortized cost category | Loans and advances - Customers
Financial assets
Financial assets	699,671	666,772
Financial assets at amortized cost category | Loans and advances - Customers | Gross carrying amount
Financial assets
Financial assets	721,636	688,286
Financial assets at amortized cost category | Loans and advances - Customers | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	703,684
Financial assets at amortized cost category | Loans and advances - Customers | Stage 1 | Gross carrying amount
Financial assets
Financial assets	676,508	643,475
Financial assets at amortized cost category | Loans and advances - Customers | Stage 2 | Gross carrying amount
Financial assets
Financial assets	27,176	26,382
Financial assets at amortized cost category | Loans and advances - Customers | Stage 3 | Gross carrying amount
Financial assets
Financial assets	17,952	$ 18,429
Financial assets at amortized cost category | Commercial, financial and industrial loans | Gross carrying amount
Financial assets
Financial assets	376,878
Financial assets at amortized cost category | Commercial, financial and industrial loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	371,063
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	358,665
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	12,398
Financial assets at amortized cost category | Commercial, financial and industrial loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	5,815
Financial assets at amortized cost category | Public sector loans | Gross carrying amount
Financial assets
Financial assets	70,450
Financial assets at amortized cost category | Public sector loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	70,450
Financial assets at amortized cost category | Public sector loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	70,450
Financial assets at amortized cost category | Securitized mortgage assets | Gross carrying amount
Financial assets
Financial assets	156,209
Financial assets at amortized cost category | Securitized mortgage assets | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	147,810
Financial assets at amortized cost category | Securitized mortgage assets | Stage 1 | Gross carrying amount
Financial assets
Financial assets	140,072
Financial assets at amortized cost category | Securitized mortgage assets | Stage 2 | Gross carrying amount
Financial assets
Financial assets	7,738
Financial assets at amortized cost category | Securitized mortgage assets | Stage 3 | Gross carrying amount
Financial assets
Financial assets	8,399
Financial assets at amortized cost category | Installment loans to individuals | Gross carrying amount
Financial assets
Financial assets	118,099
Financial assets at amortized cost category | Installment loans to individuals | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	114,361
Financial assets at amortized cost category | Installment loans to individuals | Stage 1 | Gross carrying amount
Financial assets
Financial assets	107,321
Financial assets at amortized cost category | Installment loans to individuals | Stage 2 | Gross carrying amount
Financial assets
Financial assets	7,040
Financial assets at amortized cost category | Installment loans to individuals | Stage 3 | Gross carrying amount
Financial assets
Financial assets	3,738
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Gross carrying amount
Financial assets
Financial assets	59,477
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	57,760
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	54,292
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	3,468
Financial assets at amortized cost category | Installment loans to individuals - Revolving consumer credit cards loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	1,717
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Gross carrying amount
Financial assets
Financial assets	58,622
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Subtotal of Stage 1 and 2 | Gross carrying amount
Financial assets
Financial assets	56,601
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 1 | Gross carrying amount
Financial assets
Financial assets	53,029
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 2 | Gross carrying amount
Financial assets
Financial assets	3,572
Financial assets at amortized cost category | Installment loans to individuals - Non-revolving consumer loans | Stage 3 | Gross carrying amount
Financial assets
Financial assets	$ 2,021